Income Taxes - Reconciliation of the Total Amounts of Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of the year	$ 532
Gross increases in tax positions from prior periods	200
Unrecognized tax benefits, end of year	$ 732